Share-based compensation (Summary Information Regarding Restricted Shares Granted to CEO and Chairman) (Details) (Restricted shares [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of restricted shares
Outstanding at the beginning of the period (in shares)	4,673,725	18,230,801	43,285,101
Vested (in shares)	(4,514,315)	(11,975,287)	(21,380,720)
Outstanding at the end of the period (in shares)		4,673,725	18,230,801
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.6144	$ 0.4898	$ 0.4885
Vested (in dollars per share)	$ 0.6030	$ 0.3906	$ 0.4864
Outstanding at the end of the period (in dollars per share)		$ 0.6144	$ 0.4898
CEO and Chairman [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)			29,678,483
Vested (in shares)			(29,678,483)
Outstanding at the end of the period (in shares)
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)			$ 0.1875
Vested (in dollars per share)			$ 0.1875